Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Contributions to medical and pension schemes	¥ 1,786.5	¥ 1,710.4	¥ 1,463.8
Other employee benefits	1,398.1	1,202.8	1,044.5
Total group's employee welfare benefits expense	¥ 3,184.6	¥ 2,913.2	¥ 2,508.3